Related Parties	9 Months Ended
Sep. 30, 2024
Nickel Road Operating LLC [Member]
Restructuring Cost and Reserve [Line Items]
Related Parties

Note 9 – Related Parties

Management fees – The Company receives management services from Nickel Road Management LLC under the Management Services Agreement dated March 30, 2018 (the Services Agreement). In accordance with the Service Agreement, Nickel Road Management LLC provides management services, including office space and employment of all employees. The Company pays Nickel Road Management LLC a monthly amount equal to the allocated costs for monthly general and administrative expenses approved by the managers (the Development Plan and Budget). The Services Agreement will remain in effect for three years and will automatically extend for successive one-year terms coinciding with the period covered by the Development Plan and Budget unless terminated under the terms of the Services Agreement. For the periods ended September 30, 2024 and 2023, the Company incurred service agreement reimbursement costs of approximately $2,942,000 and $2,947,000, respectively. For the periods ending September 30, 2024 and 2023, the Company had approximately $141,000 and $1,300 in management fees due to Nickel Road Management LLC, respectively. These balances are included accrued liabilities on the consolidated balance sheets.